Investment Objectives and Goals	Jul. 29, 2025
Siren DIVCON Leaders Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Siren DIVCON Leaders Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Siren DIVCON Leaders Dividend ETF (the “DIVCON Leaders Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the “Index”).

Siren DIVCON Dividend Defender ETF
Prospectus [Line Items]
Risk/Return [Heading]	Siren DIVCON Dividend Defender ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Siren DIVCON Dividend Defender ETF (the “DIVCON Defender Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Dividend Defender Index (the “Index”).

Siren Nasdaq NexGen Economy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Siren Nasdaq NexGen Economy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Siren Nasdaq NexGen Economy ETF (the “NexGen Fund” or the “Fund”) seeks long-term growth by tracking the investment returns, before fees and expenses, of the Nasdaq Blockchain Economy Index (the “Index”).